UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Menora Mivtachim Pensions Ltd.
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Address: Menora House
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         115 Allenby Street,
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         Tel Aviv 61008, Israel
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   Form 13F File Number:  028-14326

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Jony Tal
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Title:    CIO
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Phone:    972-3-7107676
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Name:     Aharon Kalman
          ---------------------------------
Title:    Director and Authorized Signatory
          ---------------------------------
Phone:    972-3-7107676
          ---------------------------------

Signatures, Place, and Date of Signing:

/s/Jony Tal  /s/Aharon Kalman
-----------------------------
[Signatures] Menora Mivtachim Pensions Ltd.

Tel Aviv , Israel
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[City, State]

February 1, 2013
----------------
[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

13F File Number    Name
---------------    ----

028-14323          Menora Mivtachim Holdings Ltd.